Subsequent Events (Details) - Forecast [Member]	Jul. 31, 2025 $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Existing shares | shares	160
Par value of ordinary shares | $ / shares	$ 0.001
Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value of ordinary shares | $ / shares	$ 0.16
ADS [Member]
Subsequent Events [Line Items]
Existing shares | shares	160
Rate of new ordinary shares	0.9375